Loss Per Common Share (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Numerator:
Net (loss) income attributable to Pangaea Logistics Solutions Ltd	$ (2,909,607)	$ 5,869,400	$ 4,913,603	$ 10,515,682
Less: dividends declared on convertible redeemable preferred stock	(2,739,068)	(2,941,600)	(6,303,748)	(5,769,050)
Less: beneficial conversion	0	(2,386,745)	0	(5,748,464)
Less: settlement of accrued dividends	0	0	0	(45,843)
Less: settlement of notes	0	0	0	(324,484)
Less: fair value adjustment	0	(2,395,255)	0	(5,409,840)
Total loss allocated to common stock	$ (5,648,675)	$ (1,854,200)	$ (1,390,145)	$ (6,781,999)
Denominator:
Weighted-average number of shares of common stock outstanding	87,329	87,329	87,329	87,329
Basic EPS - common stock	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)
Diluted EPS - common stock	$ (64.68)	$ (7.77)	$ (15.92)	$ (63.30)